Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of preparation
3.1.	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except for investments in equity instruments and accounts receivable from card issuers that have been measured at fair value. The consolidated financial statements are presented in Brazilian reais (“R$”), and all values are rounded to the nearest thousand (R$ 000), except when otherwise indicated.

Basis of consolidation
3.2.	Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Group:

•	has power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	the contractual arrangement(s) with the other vote holders of the investee;

•	rights arising from other contractual arrangements; and

•	the Group’s voting rights and potential voting rights.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction, in the reserve for “Transactions among shareholders.”

Consolidation of a structured entity

A structured entity is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.

In December 2016, the Group launched FIDC TAPSO to provide working capital solutions to clients. In June 2017 and November 2017, the Group launched FIDC AR1 and FIDC AR2, respectively, to raise funds through the issuance of quotas in order to fund the Group’s operations and prepayment activities.

Based on the contractual terms, the Group assessed that the FIDCs are structured entities under IFRS 10 and that the Group controls them. See Note 4(g) for further details.

Segment information
3.3.	Segment information

In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), reviews selected items of the statement of profit or loss and other comprehensive income.

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries and associates.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of profit or loss and other comprehensive income and consolidated statement of financial position.

Foreign currency translation
3.4.	Foreign currency translation

The Group’s consolidated financial statements are presented in Brazilian reais (“R$”), which is the Company’s functional currency.

For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The functional currency for all of the Company’s subsidiaries is also the Brazilian reais.

Transactions in foreign currencies are initially recorded by the Group’s entities in Brazilian reais at the spot rate at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated into Brazilian reais using the exchange rates prevailing at the reporting date. Exchange gains and losses arising from the settlement of transactions and from the translation of monetary assets and liabilities denominated in foreign currency are recognized in profit or loss for the year. These mostly arise from transactions carried out by clients with credit and debit cards issued by foreign card issuers, from the translation of the Group’s financial instruments denominated in foreign currencies and acquisition of POS equipment.

Financial instruments
3.5.	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i)	Financial assets

Initial recognition and measurement

Financial assets are classified at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVPL”).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. Except for trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus transactions costs, in the case of a financial asset not at FVPL. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

For a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (“SPPI”)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame set by regulation or market practice (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments);

•	Financial assets at FVOCI with recycling of cumulative gains and losses (debt instruments);

•	Financial assets at FVOCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); or

•	Financial assets at FVPL.

Financial assets at amortized cost (debt instruments)

This category is the most relevant to the Group. The Group measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold the financial asset in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Group’s financial assets at amortized cost includes trade accounts receivable, other accounts receivable and loans to directors included under receivables from related parties.

Financial assets at FVOCI (debt instruments)

The Group measures debt instruments at FVOCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and to sell; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For debt instruments at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and similarly to financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.

The Group’s debt instruments at FVOCI includes accounts receivable from card issuers.

Financial assets designated at FVOCI (equity instruments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at FVOCI when they meet the definition of equity under IAS 32 – Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.

The Group elected to classify irrevocably its non-listed equity investments under this category, included in short-term investments.

Financial assets at FVPL

Financial assets at FVPL include financial assets held for trading, financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at FVPL, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at FVOCI, as described above, debt instruments may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

This category includes listed equity investments under short—term investments, which the Group had not irrevocably elected to classify at FVOCI. Dividends on listed equity investments are also recognized as other income in the statement of profit or loss when the right of payment has been established.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at FVPL. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the FVPL category.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The contractual rights to receive cash flows from the asset have expired; or

•

The Group has transferred its contractual rights to receive cash flows from the asset or has assumed a contractual obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its contractual rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition or those already defaulted, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For debt instruments at FVOCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the debt instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

The Group’s debt instruments at FVOCI comprise solely of accounts receivable from card issuers that are graded in the top investment category (Very Good and Good) by major rating agencies and, therefore, are considered to be low credit risk investments. It is the Group’s policy to measure ECLs on such instruments on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL. The Group uses the ratings from at least one major rating agency both to determine whether the debt instrument has significantly increased in credit risk and to estimate ECLs.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at FVPL, amortized cost or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.

The Group’s financial liabilities include accounts payable to clients, trade and other accounts payables, loans and financing including bank overdrafts, and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at FVPL

Financial liabilities at FVPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVPL.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.

Financial liabilities designated upon initial recognition at FVPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has designated its financial liability related to share-based payments as at FVPL.

Amortized cost

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.

This category generally applies to interest-bearing loans and borrowings, including loans and financing and obligations to FIDC senior quota holders.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

Discount fee charged for the prepayment to clients of their installment receivables from us is measured by the difference between the original amount payable to the client, net of commissions and fees charged, and the prepaid amount. Financial income is recognized once the client has elected for the receivable to be prepaid.

Fair value of financial instruments

The fair value of financial instruments actively traded in organized financial markets is determined based on purchase prices quoted in the market at the close of business at the reporting date, without deducting transaction costs.

The fair value of financial instruments for which there is no active market is determined by using measurement techniques. These techniques may include the use of recent market transactions (on an arm’s length basis); reference to the current fair value of another similar instrument; analysis of discounted cash flows or other measurement models. See Note 27.

iii) Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

iv) Derivative financial instruments

From time to time, the Group uses derivative financial instruments, such as non-deliverable forward currency contracts to hedge its foreign currency risks. Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss.

The Group does not apply hedge accounting for its derivative financial instruments.

Leases
3.6.	Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. In the event that fulfillment of the arrangement is dependent on the use of specific assets or the arrangement transfers a right to use the asset, such assets are defined as a lease transaction.

Group as lessee

A lease is classified at the inception date as a finance lease or an operating lease. Leases that transfer substantially all risks and benefits of ownership of the leased item to the lessee are classified as finance leases.

Finance leases are capitalized at the commencement of the lease at the lower of the inception date fair value of the leased asset and the present value of the minimum lease payments. The discount rate used in calculating the present value of the minimum lease payments is the interest rate implicit in the lease, if this is practicable to determine, if not, the lessee’s incremental borrowing rate shall be vised. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. A leased asset is depreciated over the shorter of the estimated useful life of the asset or the lease term.

An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the statement of profit or loss on a straight-line basis over the lease term.

Group as lessor

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

The Group has cancelable month-to-month lease contracts related to electronic transaction capture equipment to third parties (clients). The leased assets are included in “Property and equipment” in the consolidated statement of financial position and are depreciated over their expected useful lives. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term in net revenue from subscription services and equipment rental.

Property and equipment
3.7.	Property and equipment

All property and equipment are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items and, if applicable, net of tax credits. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item is material and can be measured reliably. All other repairs and maintenance expenditures are charged to profit or loss during the period in which they are incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Estimated useful lives (years)
Pin Pads & POS	3
IT equipment and facilities	5-10
Leasehold improvements	3-5
Furniture and fixtures	10
Telephony equipment	5
Vehicles	5

Leasehold improvements are amortized using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease.

Assets’ residual values, useful lives and methods of depreciation are reviewed, at each reporting date and adjusted prospectively, if appropriate. An asset’s carrying amount is written down immediately to its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use, if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposals or derecognition are determined by comparing the disposal proceeds (if any) with the carrying amount and are recognized in profit or loss.

Intangible assets, other than goodwill
3.8.	Intangible assets, other than goodwill

i)	Software and development costs

Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform is capitalized. Capitalized costs, which occur post determination by management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets when development is complete and the asset is ready for use, and are amortized on a straight-line basis, generally over a period of five years. Research and pre-feasibility development costs, as well as maintenance and training costs, are expensed as incurred. In certain circumstances, management may determine that previously developed software and its related expense no longer meets management’s definition of feasible, which could then result in the impairment of such asset.

ii)	Other intangible assets

Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date. After initial recognition, intangible assets are stated at cost, less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets other than (i) above, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

The useful life of intangible assets is assessed as finite or indefinite. As of December 31, 2018 and 2017, the Group does not hold indefinite life intangible assets, except for goodwill.

Intangible assets with finite useful lives are amortized over their estimated useful lives and tested for impairment whenever there is an indication that their carrying amount may be not be recovered. The period and method of amortization for intangible assets with finite lives are reviewed at least at the end of each fiscal year or when there are indicators of impairment. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates.

The amortization of intangible assets with definite lives is recognized in profit or loss in the expense category consistent with the use of intangible assets. The useful lives of the intangible assets are shown below:

Estimate useful life (years)
Software	5
Customer relationships	10
Trademarks and patents	1-2

Gains and losses resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount and are recognized in profit or loss.

Impairment of non-financial assets
3.9.	Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is any indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or Cash Generating Unit’s (CGU’s) fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Impairment losses of continuing operations are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.

i)	Goodwill

Goodwill is monitored by management at the level of the cash-generating units (CGU). Given the interdependency of cash flows and the merger of business practices, all Group’s entities are considered a single CGU and, therefore, goodwill impairment test is performed at the single operating segment level.

The Group tests whether goodwill has suffered any impairment on an annual basis at December 31 and when circumstances indicate that the value may be impaired. See Note 13 for a discussion of the model and key assumptions.

ii)	Other non-financial assets

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase.

Provisions
3.10.	Provisions

Provisions for legal claims (labor, civil and tax) are recognized when (i) the Group has a present obligation (legal or constructive) as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount has been reliably estimated.

If there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as financial expenses, net.

Where the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.

Prepaid expenses
3.11.	Prepaid expenses

Prepaid expenses are recognized as an asset in the statement of financial position. These expenditures includes prepaid software licenses, certain consulting services and insurance premiums.

Taxes
3.12.	Taxes

Current income and social contribution taxes

Income taxes are comprised of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on income on the Group’s Brazilian entities. According to Brazilian tax law, income taxes and social contribution are assessed and paid by each legal entity and not on a consolidated basis.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income. The Brazilian entities of the Group record a monthly provision for income tax (25%) and Social Contribution (9%), on an accrual basis, paying taxes based on the monthly estimate.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Cayman Islands laws currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty or withholding tax applicable to the Company or to any holder of ordinary shares.

Deferred income and social contribution taxes

Deferred income tax and social contribution are recognized, using the liability method, on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred taxes are not accounted for if they arise from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred tax assets are recognized only to the extent it is probable that future taxable profit will be available against which the temporary differences and/or tax losses can be utilized. In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.

Deferred tax is provided on temporary differences arising on investments in subsidiaries, except for a deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are presented net in the statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

Sales taxes

Revenues, expenses and assets are recognized net of sales tax, except:

•

When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales tax is recognized as part of the cost of acquiring the asset or expense item, as applicable;

•	When the amounts receivable or payable are stated with the amount of sales taxes included.

The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the statement of financial position, and net of corresponding revenue or cost / expense, in the statement of profit or loss.

Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

	Rate
	Transaction activities and other services	Subscription services and equipment rental	Financial income
Contribution on gross revenue for social integration program (PIS) (a)	1.65%	1.65%	0.65%
Contribution on gross revenue for social security financing (COFINS) (a)	7.60%	7.60%	4.00%
Taxes on service (ISS) (b)	2.00%	—	—
Social security levied on gross revenue (INSS) (c)	4.50%	—	—

(a)

PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 23) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 10) and are offset on a monthly basis against Taxes payable and presented net, as the amounts are due to the same tax authority.

(b)

ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 23) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. The ISS stated in the table is applicable to the city of São Paulo and refers to the rate most commonly levied on the Group’s operations.

(c)

INSS is a social security charge levied on wages paid to employees. The subsidiaries Buy4, Equals and Mundipagg pay INSS at a rate of 4.50% on gross revenue due to the benefits this regime offers compared with social security tax on payroll.

In addition, please see Note 10 for information in relation to contribution over revenue (PIS/COFINS) paid in the prior periods and recovered subsequently.

Tax on purchases

Taxes paid on purchase of goods and services can normally be recovered as tax credits, at the following statutory rates:

Rate
Contribution on gross revenue for social integration program (PIS)	1.65%
Contribution on gross revenue for social security financing (COFINS)	7.60%

Revenue and income
3.13.	Revenue and income

Revenue is recognized when the Group has transferred control of the goods or services to the clients, in an amount that reflects the consideration the Group expects to collect in exchange for those goods or services. The Group applies the following five steps:

1. Identification of the contract with a client

2. Identification of the performance obligations in the contract

3. Determination of the transaction price

4. Allocation of the transaction price to the performance obligations in the contract

5. Recognition of revenue when or as the entity satisfies a performance obligation

Revenue is recognized net of taxes collected from clients, which are subsequently remitted to governmental authorities.

The Group recognizes revenues from:

(a)	Transaction activities and other services

The Group’s core performance obligations are to provide electronic payment processing services including the capture, transmission, processing and settlement of transactions carried out using credit, debit and meal cards, as well as fees for other services. The Group’s promise to its clients is to perform an unknown or unspecified quantity of tasks and the consideration received is contingent upon the clients’ use (i.e., number of payment transactions processed, number of cards on file, etc.); as such, the total transaction price is variable. The Group allocates the variable fees charged to the day in which it has the contractual right to bill its clients.

Revenue from transaction activities is recognized net of interchange fees retained by card issuers and assessment fees paid to payment scheme networks, which are pass-through charges collected on their behalf, as the Group does not bear the significant risks and rewards of the authorization, processing and settlement services provided by the payment scheme networks and card issuers.

The Group is an agent in the authorization, processing and settlement of payment transactions as it does not bear the significant risks and rewards of those services as follows:

•

The Group facilitates the acquisition of payment information and management of the client relationship, it is not primarily responsible for the authorization, processing and settlement services performed by payment schemes networks and card issuers;

•

The Group has no latitude to establish the assessment and interchange fees, which are set by the payment scheme networks. The Group generally has the right to increase its client discount rate to protect its net commission when interchange and assessment fees are increased by payment schemes networks;

•

The Group does not collect the interchange fee that is retained by the card issuer and effectively acts as a clearing house in collecting and remitting assessment fees and payment settlements on behalf of payment scheme networks and clients; and

•

The Group does not bear credit risk of the cardholder (i.e., the client’s customer). It does bear credit risk from the card issuer for the payment settlement and assessment fees. Card issuers are qualified by the payment scheme networks and are generally high credit quality financial institutions. Receivables can be considered to be collateralized by the cardholder’s invoice settlement proceeds. As such, the Group’s exposure to credit risk is generally low.

(b)	Subscription services and Equipment rental

The Group provides (i) subscription services, such as reconciliation solutions and business automatization solutions, and (ii) operating leases of electronic capture equipment to clients, net of withholding taxes.

The Group’s subscription services generally consist of services sold as part of a new or existing agreement or sold as a separate service. The Group’s subscription services may or may not be considered distinct based on the nature of the services being provided. Subscription service fees are charged as a fixed monthly fee, and the related revenue is recognized over time as control is transferred to the client, either as the subscription services are performed or as the services from a combined performance obligation are transferred to the client (over the term of the related transaction and processing agreement).

The Group accounts for equipment rental as a separate performance obligation and recognizes the revenue at its standalone selling price, considering that rental is charged as a fixed monthly fee. Revenue is recognized within net revenue on a straight-line basis over the contractual lease term, beginning when the client obtains control of the equipment lease. The Group does not manufacture equipment, but purchases equipment from third-party vendors and holds the hardware in property & equipment until leased to a customer.

Contracts with Multiple Performance Obligations

The Group’s contracts with its clients can consist of multiple performance obligations and the Group accounts for individual performance obligations separately if they are distinct. When equipment or services are bundled in an agreement with a client, the components are separated using the relative stand-alone selling price of the components which is based on the Group’s customary pricing for each element in separate transactions or expected cost plus a margin. In limited situations, the relative stand-alone selling price for an element that cannot be assessed on one of the previous basis, revenue is first allocated to the element where relative stand-alone selling price has been established and the residual amount would be allocated to the element with no relative stand-alone selling price.

(c)	Financial income

Comprised of discount fees charged for the prepayment to clients of their installment receivables from us. The discount is measured by the difference between the original amount payable to the client, net of commissions and fees charged, and the prepaid amount. Revenue is recognized once the client has elected for the receivable to be prepaid.

(d)	Other financial income

Mainly comprised of interest generated by bank savings accounts and by deposits with Brazilian courts for judicial deposits.

Financial expenses, net
3.14.	Financial expenses, net

Financial expenses, net, includes costs on the sale of receivables to banks and interest expense on borrowings, interest to fund senior quota holders, foreign currency gains and losses on cash balances denominated in foreign currencies, bank service fees and gains and losses on derivative foreign currency swaps.

Employee benefits
3.15.	Employee benefits

i)	Short-term obligations

Liabilities in connection with short-term employee benefits are measured on a non-discounted basis and are expensed as the related service is provided.

The liability is recognized for the expected amount to be paid under the plans of cash bonus or short-term profit sharing if the Group has a legal or constructive obligation of paying this amount due to past service provided by employees and the obligation may be reliably estimated.

ii)	Share-based payments

The Group has equity settled and cash settled share-based payment plans, under which the management commits shares or optional cash amounts based on the price or value of shares to employees and non-employees in exchange for services.

Equity settled transactions

The cost of equity-settled transactions with employees is measured using their fair value at the date they are granted. The cost is expensed together with a corresponding increase in equity over the service period or on the grant date when the grant relates to past services.

Cash settled transactions

The Group classifies cash settled share-based payment transactions with employees and non-employees within liabilities and initially measures the cost of the services received based on the fair value of the liability. This liability is remeasured at the end of each reporting period up to the date of settlement, such that the liability ultimately is measured at the fair value of the liability on the date of settlement.

The significant judgments, estimates and assumptions regarding share-based payments are described further in Note 4(b). Activity relating to share-based payments is discussed further in Note 26.

iii)	Profit-sharing and bonus plans

The Group recognizes a liability and an expense for bonuses and profit-sharing based on a formula that takes into consideration the profit attributable to the company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

Current and non-current classification
3.16.	Current and non-current classification

The Group presents assets and liabilities in the statement of financial position based on a current / non-current classification. An asset is current when it is expected to be realized or intended to be sold or consumed in the normal operating cycle:

•	held primarily for the purpose of trading;

•	expected to be realized within twelve months after the reporting period; or

•	is a cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when it is:

•	expected to be settled in the normal operating cycle;

•	held primarily for the purpose of trading;

•	due to be settled within twelve months after the reporting period; or

•	there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Business combinations and goodwill
3.17.	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, including assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure non-controlling interests in the acquiree at fair value or on the basis of its proportionate share in the identifiable net assets of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.

The assets acquired and liabilities assumed are measured at fair value, classified and allocated according to the contractual terms, economic circumstances and relevant conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value on acquisition date. Subsequent changes in the fair value of the contingent consideration treated as an asset or liability should be recognized in profit or loss.

Goodwill is measured as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of net assets acquired. If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all assets acquired and all liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment at least annually at December 31 or whenever there is an indication that it may be impaired.

Impairment losses relating to goodwill are not reversed in future periods.

Investment in associates
3.18.	Investment in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Group’s investments in its associate and joint venture are accounted for using the equity method.

Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.

None of the investments in associates presented significant restrictions on transferring resources in the form of cash dividends or repayment of obligations, during the periods reported.

New and amended standards and interpretations
3.19.	New and amended standards and interpretations

i)	New and amended standards and interpretations adopted

The Group applied IFRS 15 – Revenue from Contracts with Customers and IFRS 9 – Financial Instruments for the first time on January 1, 2018. The nature and effect of the changes as a result of adoption of these new standards are described below.

Some other amendments and interpretations apply for the first time in 2018, but do not have an impact on the consolidated financial statements of the Group. The Group decided not to early adopt any other standard, interpretation or amendments that had been issued but are not yet effective.

IFRS 15 – Revenue from Contracts with Customers

IFRS 15 establishes a five-step model to account for revenues from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. IFRS 15 supersedes IAS 11 – Construction Contracts, IAS 18 – Revenue and related interpretations, and it applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards.

The Group adopted IFRS 15 on its effective date, January 1, 2018, using the modified retrospective approach, and there was no impact on the Group’s consolidated financial statements, except for the required additional disclosures.

IFRS 9 – Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 – Financial Instruments, which supersedes IAS 39 – Financial Instruments: Recognition and Measurement. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting.

The Group applied IFRS 9 prospectively on January 1, 2018. The Group has not restated comparative information, which continues to be reported under IAS 39. The effects of adopting IFRS 9 have been recognized directly in retained earnings and in other comprehensive income in equity.

a)	Classification and measurement

Under IFRS 9, the Group classifies its accounts receivable from card issuers at FVOCI given the fact that they are held to collect contractual cash flows and to sell. Such receivables were previously measured at amortized cost under IAS 39. Accordingly, changes in fair value are recognized in other comprehensive income, except for the recognition of impairment gains or losses, interest income, gains and losses on de-recognition, and foreign exchange gains and losses, which are recognized in profit or loss.

Trade accounts receivable are held to collect contractual cash flows and give rise to cash flows that are solely payments of principal and interest. As such, the Group’s trade accounts receivable continue to be measured at amortized cost.

The effect of applying the classification and measurement principles of IFRS 9 to the opening balance resulted in a reduction of R$ 70,896 in accounts receivable from card issuers as a result of re-measurement to fair value at January 1, 2018, with a corresponding adjustment of R$ 46,791 to equity, net of deferred income taxes of R$ 24,105.

The table below shows financial instruments under their previous classification in accordance with IAS 39 and their new measurement categories in accordance with IFRS 9.

			At January 1, 2018
			IFRS 9 measurement category
IAS 39 measurement category	At December 31, 2017	Re- measurement	Amortized cost	FVPL	FVOCI
Loans and receivables
Accounts receivable from card issuers	5,078,430	(70,896)	—	—	5,007,534
Trade accounts receivable	23,120	(760)	22,360	—	—
Other accounts receivable	8,168		8,168	—	—
Fair value through profit or loss
Short-term investments	157,238	—	—	157,238	—
Available-for-sale
Short-term investments	44,524	—	—	36,960	7,564

Total financial assets	5,311,480	(71,656)	30,528	194,198	5,015,098

Amortized cost
Accounts payable to clients	3,637,510	—	3,637,510	—	—
Trade accounts payable	53,238	—	53,238	—	—
Loans and financing	16,871	—	16,871	—	—
Obligations to FIDC senior quota holders	2,065,026	—	2,065,026	—	—
Other accounts payable	38,417	—	38,417	—	—

Total financial liabilities	5,811,062	—	5,811,062	—	—

b)	Impairment

IFRS 9 requires the Group to record expected credit losses on debt securities, loans and trade accounts receivable, for 12 months or on a lifetime basis. The Group has undertaken an analysis of the impact of adopting the expected credit loss model. Based on the history of defaults as well as the expected nature and level of risk associated with loans and receivables, at December 31, 2017, an increase of R$ 760 to the provision for losses on trade accounts receivable was recorded, with a corresponding adjustment of R$ 502 to the opening equity, net of deferred income tax asset of R$ 257.

c)	Effects of changes from initial adoption

The effect of the initial adoption of IFRS 9 is as follows:

	Attributable to owners of the parent
	Other components of equity	Other comprehensive income	Accumulated losses	Total	Non- controlling interest	Total Equity
Balance as of December 31, 2017	967,795	2,595	(503,018)	467,372	15,205	482,577
Re-measurement of assets categorized at FVOCI (a)	—	(69,178)	—	(69,178)	(1,718)	(70,896)
Provision for losses in trade accounts receivable (b)	—		(742)	(742)	(18)	(760)
Deferred tax asset	—	23,520	252	23,772	590	24,362

Net effect of adjustments for initial adoption	—	(45,658)	(490)	(46,148)	(1,146)	(47,294)

Balance as of January 1, 2018 after initial adoption	967,795	(43,063)	(503,508)	421,224	14,059	435,283

IFRS 2 Classification and Measurement of Share-based Payment Transactions—Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. The adoption date of these amendments is January 1, 2018. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The Group’s accounting policy for cash-settled share based payments is consistent with the approach clarified in the amendments. In addition, the Group has no share-based payment transaction with net settlement features for withholding tax obligations and had not made any modifications to the terms and conditions of its share-based payment transaction. Therefore, these amendments did not affect the previous plans and was adopted at inception of the share-based payments transactions of the period.

ii)	New accounting standards not yet adopted

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

IFRS 16 – Leases

IFRS 16 was issued in January 2016 and supersedes IAS 17 – Leases, IFRIC 4 – Determining whether an Arrangement contains a Lease, SIC-15 – Operating Leases-Incentives and SIC-27 – Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 establishes the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single model in the statement of financial position, similar to the recognition of finance leases under IAS 17. On the commencement date of the lease agreement, the lessee will recognize a lease payment liability (i.e. a lease liability) and an asset that represents the right to use the underlying asset during the lease term. The lessee will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less).

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

The Group will apply the standard from its mandatory adoption date of January 1, 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets will be measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses).

The Group will elect to use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset is of below US$ 5,000.

As at the reporting date, the Group has non-cancellable operating lease commitments of R$ 44, 414. See Note 28.

The Group expects to recognize lease liabilities of approximately R$ 40,000 on January 1, 2019 and right-of-use assets in the same amount.

IFRIC 23 – Uncertainty over Income tax treatments

On June 7, 2017, the IFRS Interpretations Committee (“IFRS IC”) issued IFRIC 23, which clarifies how the recognition and measurement requirements of IAS 12 ‘Income taxes’, are applied where there is uncertainty over income tax treatments.

The IFRS IC had clarified previously that IAS 12, not IAS 37 ‘Provisions, contingent liabilities and contingent assets’, applies to accounting for uncertain income tax treatments. IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment.

The Group will adopt IFRIC 23 on its effective date, January 1, 2019, using the simplified retrospective approach, and do not expect to have any impact on the Group’s consolidated financial statements.

Amendments to IFRS 9: Prepayment Features with Negative Compensation

The IASB (‘Board’) has issued a narrow-scope amendment to IFRS 9 to enable companies to measure at amortized cost some prepayable financial assets with negative compensation. The assets affected, that include some loans and debt securities, would otherwise have been measured at FVPL.

Negative compensation arises where the contractual terms permit the borrower to prepay the instrument before its contractual maturity, but the prepayment amount could be less than unpaid amounts of principal and interest. However, to qualify for amortized cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract”. The Group concluded there was no impact of this amendment to IFRS 9 on the Group’s consolidated financial statements.